Assets Held for Sale - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Assets Held for Sale] [Line Items]
Proceeds from sale of assets held for sale	$ 0	$ 44,340	$ 271,376
Gain (Loss) on sale of assets		17,701	12,433
Write off of deferred financing costs	$ 0	$ 470	$ 3,781
Kamsarmax
Assets Held for Sale] [Line Items]
Vessels sold		2
Proceeds from sale of assets held for sale		$ 22,500
Gain (Loss) on sale of assets		17,700
Write off of deferred financing costs		500
Repayments of Lines of Credit		$ 20,100